Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share	7. Earnings per share

The earnings per share calculations are based on the average number of share units representing the ordinary shares of PLC in issue during the period, less the average number of shares held as treasury shares.
In calculating diluted earnings per share, a number of adjustments are made to the number of shares, principally, the exercise of share plans by employees.

Earnings per share for total operations for the 12 months were as follows:

	€ 2024	€ 2023	€ 2022
Basic earnings per share	2.30	2.58	3.00
Diluted earnings per share	2.29	2.56	2.99

	Millions of share units
Calculation of average number of share units	2024	2023	2022
Average number of shares	2,520.9	2,587.0	2,629.2
Less: treasury shares held by employee share trusts and companies	(28.3)	(71.1)	(81.0)
Average number of shares – used for basic earnings per share	2,492.6	2,515.9	2,548.2
Add: dilutive effect of share-based compensation plans	14.5	16.5	11.6
Diluted average number of shares – used for diluted earnings per share	2,507.1	2,532.4	2,559.8

Calculation of earnings	€ million 2024	€ million 2023	€ million 2022
Net profit	6,369	7,140	8,269
Non-controlling interests	(625)	(653)	(627)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	5,744	6,487	7,642